Nature of the Business - Restatement of Previously Issued Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of revenue (exclusive of depreciation and amortization shown separately below)	$ 888	$ 265	$ 1,864	$ 1,139	$ 1,688	$ 676
Technology and development	7,691	3,191	14,075	6,289	7,683	10,247
Sales and marketing	4,963	808	10,947	4,109	7,039	6,616
General and administrative	6,665	1,560	16,246	6,385	10,173	8,602
Depreciation and amortization	1,108	1,050	3,263	3,297	4,077	3,021
Total costs and operating expenses	21,315	$ 6,874	46,395	$ 21,219	$ 30,660	$ 29,162
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of revenue (exclusive of depreciation and amortization shown separately below)	1,422		3,764
Technology and development	7,446		13,941
Sales and marketing	5,233		11,372
General and administrative	6,106		14,055
Depreciation and amortization	1,108		3,263
Total costs and operating expenses	21,315		46,395
Correction of Error
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of revenue (exclusive of depreciation and amortization shown separately below)	(534)		(1,900)
Technology and development	245		134
Sales and marketing	(270)		(425)
General and administrative	$ 559		$ 2,191